Reconciliation of Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail)	12 Months Ended
May. 31, 2015 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value adjustments	$ 838,643
Ending Balance	2,008,907
Note issuance, September 26, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note issuance	767,038
Note issuance, February 6, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note issuance	$ 403,226